Event Subsequent to Original Issuance of Financial Statements (Unaudited) (Details)	6 Months Ended
	Jun. 30, 2021 $ / shares kr / shares shares	Jun. 30, 2021 kr / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 kr / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 kr / shares
Event Subsequent to Original Issuance of Financial Statements (Unaudited) (Details) [Line Items]
Exercise Price | (per share)	$ 0.10	kr 0.85	$ 0.4	kr 33	$ 0.7	kr 6
Shares increases | kr / shares	$ 2.0
TO2 Warrants [Member]
Event Subsequent to Original Issuance of Financial Statements (Unaudited) (Details) [Line Items]
Company’s outstanding warrants (in Shares) | shares	145,003,680	145,003,680
Exercise Price | (per share)	$ 0.20	kr 1.7			$ 0.69	kr 60